Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following table provides information about the relationship between executive “Compensation Actually Paid” (as defined by SEC rules) and certain financial performance measures.
Our Compensation Committee believes in linking executive pay to Company performance and heavily weights variable compensation to reward achievements against pre-established, quantifiable financial performance objectives and individual strategic performance objectives. With the majority of executive pay delivered as variable incentive compensation and in the form of equity-based awards that track our stock price performance over time, the value ultimately realized by our executives is directly tied to shareholder value creation. Please see the “Compensation Discussion and Analysis” section of this Proxy Statement for more information regarding the decisions made by our Compensation Committee regarding CEO and NEO pay for performance alignment, and the compensation actually received by our NEOs, which differs from the amounts in the table set forth below.
“Compensation Actually Paid”, calculated in accordance with SEC rules, requires several adjustments to the values of our vested and unvested equity awards based on year-end stock price, various accounting valuation assumptions and projected performance payout factors for outstanding performance-based equity awards. As a result, the amounts in the table below do not reflect the actual amount of compensation earned or paid to our NEOs, and the Compensation Committee did not consider these amounts when making its incentive compensation decisions.
							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO (Cheung) (1) ($) (b)	“Compensation Actually Paid” to CEO (Cheung) (2) ($) (c)	Summary Compensation Table Total for Former CEO (Peterson) (1) ($) (d)	“Compensation Actually Paid” to Former CEO (Peterson) (2) ($) (e)	Average Summary Compensation Table Total for Non-CEO NEOs (1) ($) (f)	Average “Compensation Actually Paid” to Non-CEO NEOs (2) ($) (g)	Total Shareholder Return (3) ($) (h)	Peer Group Total Shareholder Return (3) ($) (i)	Net Income (in Millions) (4) ($) (j)	Non-GAAP ICP Adjusted Diluted Earnings Per Share (5) ($) (k)
2025	$12,831,062	$16,625,418	$—	$—	$6,916,011	$8,527,668	$166	$155	$4,820	$18.20
2024	$7,574,922	$15,204,871	$23,979,719	$54,929,776	$4,727,987	$5,873,856	$157	$148	$4,167	$16.23
2023	$—	$—	$19,506,412	$31,021,988	$5,628,458	$9,139,695	$138	$128	$2,893	$14.06
2022	$—	$—	$28,637,507	$(9,225,719)	$11,341,452	$3,426,362	$104	$98	$3,522	$12.36
2021	$—	$—	$16,143,770	$45,607,587	$5,083,397	$11,305,553	$145	$128	$3,263	$13.43
(1)
Douglas Peterson served as our President and CEO until Martina Cheung became our President and CEO on November 1, 2024. Compensation for our current and former CEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years in which each served as our CEO. Average compensation for non-CEO NEOs is based on the compensation of the following NEOs: (i) in 2025, Christopher Craig, Steven Kemps, Saugata Saha, Daniel Draper, William Eager and Eric Aboaf; (ii) in 2024, Christopher Craig, Ewout Steenbergen, Sally Moore, Steven Kemps, Saugata Saha and Adam Kansler; (iii) in 2023 and 2022, Ewout Steenbergen, Martina Cheung, Adam Kansler and Daniel Draper; and (iv) in 2021, Ewout Steenbergen, John Berisford, Martina Cheung and Saugata Saha.

(2)
“Compensation actually paid” for our CEO, former CEO, and average “compensation actually paid” for our non-CEO NEOs in each fiscal year reflects the respective Summary Compensation Table total amounts as set forth in columns (b), (d) and (f) of the table above, respectively, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s and other NEOs’ compensation for fiscal year 2025, see pages 48 through 54 of this Proxy Statement.
	CEO 2025	Average Non-CEO NEOs 2025
Summary Compensation Table Total	$12,831,062	$6,916,011
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(8,978,041)	$(4,071,546)
Plus Year-End Fair Value of Outstanding Unvested Awards Granted in the Covered Year	$9,709,811	$4,743,111
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$833,977	$306,035
Plus Fair Value as of the Vesting Date of Vested Awards Granted in the Covered Year	$870,112	$234,991
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$1,335,847	$387,083
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$25,043	$12,255
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$(2,393)	$(272)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—
“Compensation Actually Paid”	$16,625,418	$8,527,668
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the covered year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the covered fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025 (the “2021-2025 Measurement Period”), 2024 (the “2021-2024 Measurement Period”), 2023 (the “2021-2023 Measurement Period”), 2022 (the “2021-2022 Measurement Period”) and 2021 (the “2021 Measurement Period”), respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is (i) with respect to the 2021 Measurement Period, the same as our peer group as set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, and (ii) with respect to the 2021-2022 Measurement Period, (x) for the portion of such measurement period ending on December 31, 2021, the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2021, and (y) for the portion of such measurement period beginning on January 1, 2022 and ending on December 31, 2022, the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2022. In 2022, due to the closing of our merger, IHS Markit was removed from the Company’s peer group. With respect to the 2021-2025 Measurement Period, the peer group for purposes of this table is the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2025, which is also the same as the peer group used for the 2021-2024 and 2021-2023 Measurement Periods, and the portion of the 2021-2022 Measurement Period beginning on January 1, 2022 and ending on December 31, 2022.
(4)
Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
(5)
For 2022, non-GAAP ICP Adjusted Diluted EPS is presented on a pro forma basis as if the merger with IHS Markit had closed on January 1, 2021. For 2021, 2023, 2024 and 2025, non-GAAP ICP Adjusted Diluted EPS is presented on a stand-alone basis. For descriptions and reconciliations of the non-GAAP adjustments made to the most directly comparable financial measures calculated in accordance with GAAP, see Appendix A.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote
(1)
Douglas Peterson served as our President and CEO until Martina Cheung became our President and CEO on November 1, 2024. Compensation for our current and former CEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years in which each served as our CEO. Average compensation for non-CEO NEOs is based on the compensation of the following NEOs: (i) in 2025, Christopher Craig, Steven Kemps, Saugata Saha, Daniel Draper, William Eager and Eric Aboaf; (ii) in 2024, Christopher Craig, Ewout Steenbergen, Sally Moore, Steven Kemps, Saugata Saha and Adam Kansler; (iii) in 2023 and 2022, Ewout Steenbergen, Martina Cheung, Adam Kansler and Daniel Draper; and (iv) in 2021, Ewout Steenbergen, John Berisford, Martina Cheung and Saugata Saha.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025 (the “2021-2025 Measurement Period”), 2024 (the “2021-2024 Measurement Period”), 2023 (the “2021-2023 Measurement Period”), 2022 (the “2021-2022 Measurement Period”) and 2021 (the “2021 Measurement Period”), respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is (i) with respect to the 2021 Measurement Period, the same as our peer group as set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, and (ii) with respect to the 2021-2022 Measurement Period, (x) for the portion of such measurement period ending on December 31, 2021, the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2021, and (y) for the portion of such measurement period beginning on January 1, 2022 and ending on December 31, 2022, the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2022. In 2022, due to the closing of our merger, IHS Markit was removed from the Company’s peer group. With respect to the 2021-2025 Measurement Period, the peer group for purposes of this table is the same as our peer group as set forth in our Annual Report on Form 10-K for the year ended December 31, 2025, which is also the same as the peer group used for the 2021-2024 and 2021-2023 Measurement Periods, and the portion of the 2021-2022 Measurement Period beginning on January 1, 2022 and ending on December 31, 2022.

Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” for our CEO, former CEO, and average “compensation actually paid” for our non-CEO NEOs in each fiscal year reflects the respective Summary Compensation Table total amounts as set forth in columns (b), (d) and (f) of the table above, respectively, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s and other NEOs’ compensation for fiscal year 2025, see pages 48 through 54 of this Proxy Statement.
	CEO 2025	Average Non-CEO NEOs 2025
Summary Compensation Table Total	$12,831,062	$6,916,011
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(8,978,041)	$(4,071,546)
Plus Year-End Fair Value of Outstanding Unvested Awards Granted in the Covered Year	$9,709,811	$4,743,111
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$833,977	$306,035
Plus Fair Value as of the Vesting Date of Vested Awards Granted in the Covered Year	$870,112	$234,991
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$1,335,847	$387,083
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$25,043	$12,255
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$(2,393)	$(272)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—
“Compensation Actually Paid”	$16,625,418	$8,527,668
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the covered year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the covered fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

Non-PEO NEO Average Total Compensation Amount	$ 6,916,011	$ 4,727,987	$ 5,628,458	$ 11,341,452	$ 5,083,397
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,527,668	5,873,856	9,139,695	3,426,362	11,305,553
Adjustment to Non-PEO NEO Compensation Footnote
(2)
“Compensation actually paid” for our CEO, former CEO, and average “compensation actually paid” for our non-CEO NEOs in each fiscal year reflects the respective Summary Compensation Table total amounts as set forth in columns (b), (d) and (f) of the table above, respectively, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s and other NEOs’ compensation for fiscal year 2025, see pages 48 through 54 of this Proxy Statement.
	CEO 2025	Average Non-CEO NEOs 2025
Summary Compensation Table Total	$12,831,062	$6,916,011
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(8,978,041)	$(4,071,546)
Plus Year-End Fair Value of Outstanding Unvested Awards Granted in the Covered Year	$9,709,811	$4,743,111
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$833,977	$306,035
Plus Fair Value as of the Vesting Date of Vested Awards Granted in the Covered Year	$870,112	$234,991
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$1,335,847	$387,083
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$25,043	$12,255
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$(2,393)	$(272)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—
“Compensation Actually Paid”	$16,625,418	$8,527,668
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the covered year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the covered fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

Compensation Actually Paid vs. Total Shareholder Return	(1) “Compensation Actually Paid” and TSR
Compensation Actually Paid vs. Net Income	(2) “Compensation Actually Paid” and Net Income
Compensation Actually Paid vs. Company Selected Measure	(3) “Compensation Actually Paid” and Non-GAAP ICP Adjusted Diluted EPS
Total Shareholder Return Vs Peer Group	(1) “Compensation Actually Paid” and TSR
Tabular List, Table
Our Most Important Performance Measures
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation to short- and long-term Company performance. For more information on how our Compensation Committee uses these metrics to assess the performance of our NEOs and determines executive compensation within our pay-for-performance compensation framework, please see the “Compensation Discussion and Analysis” section of this Proxy Statement beginning on page 31.
Performance Measure	Considerations
Non-GAAP ICP Adjusted Diluted EPS
Used as the sole metric for our 3-year long-term Performance Share Unit (PSU) Awards, which account for the largest component of executive pay, this metric drives long-term value creation for our shareholders, as it considers capital allocation decisions as well as the importance of continual discipline in operating performance

Non-GAAP ICP Adjusted Revenue Growth	Used to determine 35% of annual short-term incentive pool funding for our NEOs, this metric strengthens the importance of growth and scale to our Company
Non-GAAP ICP Adjusted EBITA Margin	Used to determine 35% of annual short-term incentive pool funding for our NEOs, this metric draws focus on margin expansion driven by revenue growth, cost discipline and productivity

Total Shareholder Return Amount	$ 166	157	138	104	145
Peer Group Total Shareholder Return Amount	155	148	128	98	128
Net Income (Loss)	$ 4,820,000,000	$ 4,167,000,000	$ 2,893,000,000	$ 3,522,000,000	$ 3,263,000,000
Company Selected Measure Amount | $ / shares	18.2	16.23	14.06	12.36	13.43
PEO Name	Martina Cheung
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Non-GAAP Measure Description
(5)
For 2022, non-GAAP ICP Adjusted Diluted EPS is presented on a pro forma basis as if the merger with IHS Markit had closed on January 1, 2021. For 2021, 2023, 2024 and 2025, non-GAAP ICP Adjusted Diluted EPS is presented on a stand-alone basis. For descriptions and reconciliations of the non-GAAP adjustments made to the most directly comparable financial measures calculated in accordance with GAAP, see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITA Margin
Martina Cheung [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,831,062	$ 7,574,922
PEO Actually Paid Compensation Amount	16,625,418	15,204,871
Douglas L. Peterson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		23,979,719	19,506,412	28,637,507	16,143,770
PEO Actually Paid Compensation Amount		$ 54,929,776	$ 31,021,988	$ (9,225,719)	$ 45,607,587
PEO | Martina Cheung [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,393)
PEO | Martina Cheung [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Martina Cheung [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,978,041)
PEO | Martina Cheung [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,709,811
PEO | Martina Cheung [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	833,977
PEO | Martina Cheung [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	870,112
PEO | Martina Cheung [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,335,847
PEO | Martina Cheung [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,043
PEO | Martina Cheung [Member] | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(272)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,071,546)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,743,111
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,035
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,991
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	387,083
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,255
Non-PEO NEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount